Janus Henderson Global Research Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares		Value
Common Stocks – 100.0%
Aerospace & Defense – 3.6%
Boeing Co	82,413	$26,846,859
L3Harris Technologies Inc	163,812	32,413,480
Safran SA	314,890	48,615,501
		107,875,840
Airlines – 0.7%
Ryanair Holdings PLC (ADR)*	254,599	22,305,418
Auto Components – 0.8%
Aptiv PLC	262,482	24,927,916
Automobiles – 0.7%
Maruti Suzuki India Ltd	210,122	21,693,876
Banks – 4.8%
Bank Rakyat Indonesia Persero Tbk PT	49,709,900	15,758,182
BNP Paribas SA	257,740	15,272,218
China Construction Bank Corp	10,698,000	9,240,168
HDFC Bank Ltd	1,644,446	29,310,385
JPMorgan Chase & Co	552,235	76,981,559
		146,562,512
Beverages – 2.9%
Constellation Brands Inc	262,097	49,732,906
Pernod Ricard SA	207,065	37,019,853
		86,752,759
Biotechnology – 1.7%
Mirati Therapeutics Inc*	82,720	10,659,299
Neurocrine Biosciences Inc*	135,000	14,511,150
Sage Therapeutics Inc*	54,613	3,942,512
Sarepta Therapeutics Inc*	73,377	9,468,568
Vertex Pharmaceuticals Inc*	56,503	12,371,332
		50,952,861
Building Products – 1.4%
Daikin Industries Ltd	295,500	42,023,886
Capital Markets – 3.5%
Blackstone Group Inc	566,336	31,680,836
Hong Kong Exchanges & Clearing Ltd	437,100	14,192,651
Intercontinental Exchange Inc	330,746	30,610,542
London Stock Exchange Group PLC	299,615	30,752,738
		107,236,767
Chemicals – 1.0%
Air Products & Chemicals Inc	121,995	28,667,605
Construction Materials – 0.6%
Vulcan Materials Co	126,252	18,179,025
Consumer Finance – 1.7%
Nexi SpA (144A)*	1,881,699	26,128,260
Synchrony Financial	734,755	26,458,528
		52,586,788
Electronic Equipment, Instruments & Components – 1.9%
Hexagon AB	623,981	34,986,226
Keyence Corp	63,600	22,532,806
		57,519,032
Entertainment – 1.2%
Netflix Inc*	114,401	37,016,732
Equity Real Estate Investment Trusts (REITs) – 2.1%
American Tower Corp	100,566	23,112,078
Crown Castle International Corp	148,315	21,082,977
Equinix Inc	34,791	20,307,507
		64,502,562
Health Care Equipment & Supplies – 2.6%
Abbott Laboratories	379,715	32,982,045
Boston Scientific Corp*	626,549	28,332,546
Cooper Cos Inc	30,420	9,773,642
Dentsply Sirona Inc	130,537	7,387,089
		78,475,322
Health Care Providers & Services – 1.5%
Humana Inc	42,788	15,682,658
UnitedHealth Group Inc	103,642	30,468,675
		46,151,333
Hotels, Restaurants & Leisure – 3.4%
GVC Holdings PLC	2,234,567	26,167,512
McDonald's Corp	152,306	30,097,189

Shares		Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
Norwegian Cruise Line Holdings Ltd*	368,436	$21,520,347
Sands China Ltd	4,693,200	25,086,858
		102,871,906
Household Durables – 0.9%
Sony Corp	413,700	28,182,932
Independent Power and Renewable Electricity Producers – 1.9%
NRG Energy Inc	838,947	33,348,143
Vistra Energy Corp	1,002,556	23,048,762
		56,396,905
Industrial Conglomerates – 1.0%
Honeywell International Inc	161,315	28,552,755
Information Technology Services – 6.1%
Amdocs Ltd	359,304	25,938,156
Fidelity National Information Services Inc	235,368	32,737,335
Mastercard Inc	217,347	64,897,641
Visa Inc	320,021	60,131,946
		183,705,078
Insurance – 5.0%
AIA Group Ltd	4,412,900	46,327,578
Aon PLC	138,821	28,915,026
Intact Financial Corp	236,241	25,549,108
Progressive Corp	521,171	37,727,569
Prudential PLC	689,749	13,236,647
		151,755,928
Interactive Media & Services – 4.9%
Alphabet Inc - Class C*	53,093	70,986,403
Facebook Inc*	238,826	49,019,036
Tencent Holdings Ltd	597,100	28,782,920
		148,788,359
Internet & Direct Marketing Retail – 4.5%
Alibaba Group Holding Ltd (ADR)*	160,656	34,075,138
Amazon.com Inc*	43,965	81,240,286
MercadoLibre Inc*	34,781	19,892,645
		135,208,069
Life Sciences Tools & Services – 1.0%
Thermo Fisher Scientific Inc	93,029	30,222,331
Machinery – 1.2%
Parker-Hannifin Corp	173,549	35,719,855
Media – 0.6%
Liberty Broadband Corp*	143,674	18,067,005
Metals & Mining – 1.5%
Rio Tinto PLC	500,288	29,835,998
Teck Resources Ltd	917,404	15,911,844
		45,747,842
Multi-Utilities – 0.5%
National Grid PLC	1,116,234	13,959,947
Oil, Gas & Consumable Fuels – 5.9%
Cabot Oil & Gas Corp	669,797	11,661,166
Canadian Natural Resources Ltd	761,271	24,625,217
Enterprise Products Partners LP	1,127,099	31,739,108
EOG Resources Inc	301,602	25,262,184
Marathon Petroleum Corp	411,849	24,813,902
Suncor Energy Inc	1,013,253	33,213,222
TOTAL SA	516,635	28,509,435
		179,824,234
Personal Products – 1.6%
Unilever NV	863,515	49,617,391
Pharmaceuticals – 6.4%
AstraZeneca PLC	269,686	27,170,045
Bristol-Myers Squibb Co	504,957	32,413,190
Catalent Inc*	334,962	18,858,361
Elanco Animal Health Inc*	302,951	8,921,907
Merck & Co Inc	483,283	43,954,589
Novartis AG	424,873	40,353,275
Takeda Pharmaceutical Co Ltd	523,244	20,864,258
		192,535,625
Road & Rail – 1.6%
CSX Corp	440,332	31,862,423
Uber Technologies Inc*	586,643	17,446,763
		49,309,186
Semiconductor & Semiconductor Equipment – 4.8%
ASML Holding NV	170,953	50,562,267
Microchip Technology Inc	191,808	20,086,134

Shares		Value
Common Stocks – (continued)
Semiconductor & Semiconductor Equipment – (continued)
Taiwan Semiconductor Manufacturing Co Ltd	3,506,000	$38,715,129
Texas Instruments Inc	278,391	35,714,781
		145,078,311
Software – 7.5%
Adobe Inc*	162,759	53,679,546
Autodesk Inc*	100,218	18,385,994
Constellation Software Inc/Canada	25,793	25,053,219
Intuit Inc	73,771	19,322,838
Microsoft Corp	226,496	35,718,419
Salesforce.Com Inc*	294,850	47,954,404
SS&C Technologies Holdings Inc	426,966	26,215,712
		226,330,132
Technology Hardware, Storage & Peripherals – 0.7%
Samsung Electronics Co Ltd	463,217	22,353,635
Textiles, Apparel & Luxury Goods – 2.6%
adidas AG	73,657	23,941,540
Cie Financiere Richemont SA	313,495	24,642,858
NIKE Inc	299,106	30,302,429
		78,886,827
Tobacco – 1.7%
British American Tobacco PLC	1,186,903	50,796,984
Trading Companies & Distributors – 1.4%
Ferguson PLC	475,236	43,114,012
Wireless Telecommunication Services – 0.6%
T-Mobile US Inc*	224,564	17,610,309
Total Investments (total cost $2,189,150,587) – 100.0%		3,028,065,792
Cash, Receivables and Other Assets, net of Liabilities – 0%		1,237,831
Net Assets – 100%		$3,029,303,623

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,890,806,022	62.4%
United Kingdom	191,919,871	6.3
France	129,417,007	4.3
Canada	124,352,610	4.1
Japan	113,603,882	3.8
Netherlands	100,179,658	3.3
Hong Kong	85,607,087	2.8
China	72,098,226	2.4
Switzerland	64,996,133	2.1
India	51,004,261	1.7
Taiwan	38,715,129	1.3
Sweden	34,986,226	1.2
Italy	26,128,260	0.9
Germany	23,941,540	0.8
South Korea	22,353,635	0.7
Ireland	22,305,418	0.7
Brazil	19,892,645	0.7
Indonesia	15,758,182	0.5

Total	$3,028,065,792	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/19
Investment Companies - N/A
Money Markets - N/A
Janus Henderson Cash Liquidity Fund LLC, 1.7210%ºº	$58,659	$3,128	$-	$-

	Share Balance at 9/30/19	Purchases	Sales	Share Balance at 12/31/19
Investment Companies - N/A
Money Markets - N/A
Janus Henderson Cash Liquidity Fund LLC, 1.7210%ºº	21,909,841	61,900,214	(83,810,055)	-

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LP	Limited Partnership
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2019 is $26,128,260, which represents 0.9% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2019.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$3,028,065,792	$-	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.